Significant Accounting Policies - Employee Benefits, Government grant, Segment Reporting and Statutory Reserves (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) segment	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Employee benefits
Employee social security and welfare benefits	¥ 29,240	¥ 36,640	¥ 45,940
Taxation
Unrecognized Tax Benefits	¥ 0	0	0
Segment Information
Number of operating segments | segment	1
Statutory Reserves
Percentage of general reserve fund, annual after-tax profits	10.00%
Maximum percentage of general reserve fund, registered capital	50.00%
Percentage of statutory surplus fund, annual after-tax profits	10.00%
Maximum percentage of statutory surplus fund, registered capital	50.00%
Profit appropriation to reserve funds	¥ 730	20	540
Government grant	¥ 176	¥ 491	¥ 1,147